Condensed Consolidated Interim Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Operating activities:
Net loss for the period from continuing operations	$ (2,990)	$ (10,410)	$ (20,072)	$ (20,758)
Adjustments to reconcile net income (loss) to net cash used in continuing operating activities:
Depreciation and amortization	310	172	777	569
Stock-based compensation expense	108	397	304	701
Unrealized foreign exchange loss (gain)	(240)	1,282	2,460	(4,145)
Deferred income tax (recovery)	0	9	0	0
Loss from investments accounted for by the equity method	166	3,197	2,830	10,767
Interest on long-term debt	31	22	78	67
Inventory write-downs	273	0	327	110
Credit loss provision	69	0	71	0
Change in fair value of warrant liabilities (note 12)	(2,162)	0	(666)	0
Financing transaction costs	0	0	1,085	0
Warranty provision	61	0	(63)	0
Changes in working capital	(665)	864	(71)	(6,005)
Net cash used in operating activities from continuing operations	(5,039)	(4,467)	(12,940)	(18,694)
Net cash provided by operating activities from discontinued operations	0	5,057	0	8,182
Investing activities:
Purchase of property, plant and equipment (note 9)	(63)	(514)	(543)	(1,909)
Proceeds from sale of operations, net of cash in disposed operations (note 5)	0	26,034	0	26,034
Proceeds from holdback receivable (note 6)	0	0	5,844	10,450
Capital contributions to investments accounted for by the equity method (note 8)	(2,763)	(10,997)	(9,127)	(19,868)
Net cash (used in) provided by investing activities from continuing operations	(2,826)	14,523	(3,826)	14,707
Net cash used in investing activities from discontinued operations	0	(222)	0	(3,169)
Financing activities:
Repayments of operating lines of credit and long-term facilities	(1,000)	(6,832)	(3,000)	(8,832)
Drawings on operating lines of credit and long-term facilities	0	5,839	0	5,839
Proceeds from issuance of common share, warrants, and pre-funded warrants	0	0	10,000	0
Payment of shares and warrants issuance costs	0	0	(700)	0
Net cash (used in) provided by financing activities from continuing operations	(1,000)	(993)	6,300	(2,993)
Net cash used in financing activities from discontinued operations	0	(74)	0	(6,168)
Effect of foreign exchange on cash and cash equivalents	(552)	(2,111)	(2,163)	3,585
Net decrease in cash and cash equivalents	(9,417)	11,713	(12,629)	(4,550)
Cash and cash equivalents, beginning of period (including restricted cash)	14,529	33,096	14,529	33,096	$ 23,946	$ 27,158	$ 21,383	$ 37,646
Cash and cash equivalents, end of period (including restricted cash)	14,529	33,096	14,529	33,096
Supplementary information
Interest paid	22	187	133	1,369
Taxes paid, net of refunds	171	492	258	1,899
Changes in working capital:
Accounts receivable	(120)	2,331	385	(5,993)
Inventories	23	1,437	220	5,207
Prepaid expenses	(427)	(304)	97	616
Accounts payable and accrued liabilities	(97)	(2,671)	(772)	(5,911)
Warranty liability	(44)	71	(1)	76
Changes in working capital	$ (665)	$ 864	$ (71)	$ (6,005)